ENTITY-WIDE DISCLOSURE:	12 Months Ended
Dec. 31, 2016
Segment Reporting [Abstract]
ENTITY-WIDE DISCLOSURE:
NOTE 12 - ENTITY-WIDE DISCLOSURE:

a.	Net revenues by geographic area were as follows:

	Year ended December 31
	2016	2015	2014
Germany	$5,464	$253	$2,500
United States	14	587	2,305
France	49	9	-
Israel	-	-	609
Total revenues	$5,527	$849	$5,414

b.	Revenues from principal customers - revenues from single customers that exceed 10% of total revenues in the relevant year:

	Year ended December 31
	2016	2015	2014
Customer A	$-	$86	$732
Customer B	$14	$366	$1,032
Customer C	$5,464	$253	$2,500
Customer D	$-	$135	$541
Customer E	$-	$-	$609